Concentrations of Credit Risk	9 Months Ended
Sep. 30, 2012
Concentrations of Credit Risk
Concentrations of Credit Risk

4.                          Concentrations of Credit Risk

The Company maintains cash balances at several banks.  Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000.  At September 30, 2012, the Company’s cash and cash equivalents in excess of the FDIC limits were $3.5 million.  The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks.